Promissory Note	12 Months Ended
Jan. 31, 2022
Debt Disclosure [Abstract]
Promissory Note

Note 8 – Promissory Note

On April 21, 2020, the Company entered into a term note with its principal bank, M&T, with a principal amount of $330,505 pursuant to the Paycheck Protection Program (“PPP Term Note”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Loan is evidenced by a promissory note. The PPP Term Note bears interest at a fixed annual rate of 1.00%, with the first six months of interest deferred. The Company returned the $330,505 received from the Paycheck Protection Program on May 6, 2020, inclusive of interest.